Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:
Year					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($)(4) (in thousands)	Total Revenue ($)(5) (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	6,786,771	13,166,820	2,381,659	4,384,636	57.93	124.75	(24,158)	344,229
2024	6,941,074	9,967,499	2,400,129	3,322,154	39.69	93.49	18,245	332,069
2023	1,605,984	779,818	845,945	496,508	32.14	94.03	(57,466)	219,788
2022	7,552,577	3,081,353	2,670,395	990,266	35.06	89.90	(67,138)	137,039
2021	6,521,857	2,127,860	2,813,079	1,240,785	63.84	100.02	(31,292)	94,085

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Maetzold was our “PEO” for each of the years 2021 through 2025. In this disclosure, we refer to our NEOs other than Mr. Maetzold in any fiscal year as our “Other NEOs” or our “Non-PEO NEOs.” Frank Stokes, Kristen M. Oelschlager and Tobin W. Juvenal were “Other NEOs” for each of the years 2021 through 2025. The dollar amounts are the total compensation for the covered fiscal year as reported in the Summary Compensation Table pursuant to Regulation S-K, item 402(c)(2)(x), as described under “—Summary Compensation Table.” In the case of the Other NEOs, the amounts reported are an average of the total compensation for the covered fiscal years.
Peer Group Issuers, Footnote	For each fiscal year disclosed the cumulative total shareholder return and peer group cumulative total shareholder return is calculated in the same manner as Item 201(e) of Regulation S-K assuming an initial investment of $100 on December 31, 2020. The peer group used in this calculation is the NASDAQ Biotechnology Total Return Index.
PEO Total Compensation Amount	$ 6,786,771	$ 6,941,074	$ 1,605,984	$ 7,552,577	$ 6,521,857
PEO Actually Paid Compensation Amount	$ 13,166,820	9,967,499	779,818	3,081,353	2,127,860
Adjustment To PEO Compensation, Footnote	For each year, in determining both the compensation actually paid (“CAP”) for our PEO and the average CAP for our Other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such year.
Mr. Maetzold’s CAP is calculated as follows:

Year	Total Compensation from Summary Compensation Table ($)	Deduct: Stock Awards Value from Summary Compensation Table ($)	Deduct: Option Awards Value from Summary Compensation Table ($)	Add: Change in Fair Value of Awards Vesting During the Year ($)*	Add: Change in Fair Value of Outstanding and Unvested Equity Awards ($)*	Add: Year-End Fair Value of Equity Awards Granted During the Year ($)*	Compensation Actually Paid ($)

2025	6,786,771	4,977,208	—	331,938	2,315,765	8,709,554	13,166,820

Non-PEO NEO Average Total Compensation Amount	$ 2,381,659	2,400,129	845,945	2,670,395	2,813,079
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,384,636	3,322,154	496,508	990,266	1,240,785
Adjustment to Non-PEO NEO Compensation Footnote	For each year, in determining both the compensation actually paid (“CAP”) for our PEO and the average CAP for our Other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such year.
Other NEOs average CAP are as follows:

Year	Total Compensation from Summary Compensation Table ($)	Deduct: Stock Awards Value from Summary Compensation Table ($)	Deduct: Option Awards Value from Summary Compensation Table ($)	Add: Change in Fair Value of Awards Vesting During the Year ($)*	Add: Change in Fair Value of Outstanding and Unvested Equity Awards ($)*	Add: Year-End Fair Value of Equity Awards Granted During the Year ($)*	Average Compensation Actually Paid ($)

2025	2,381,659	1,417,918	—	153,659	786,038	2,481,198	4,384,636
*There were no other assumptions made in the valuation of equity awards that differs materially from those disclosed as of the grant date of such equity awards.

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the Non-PEO NEOs included in the Summary Compensation Table and (c) our total shareholder return and the peer group total shareholder return.

Compensation Actually Paid vs. Net Income
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the Non-PEO NEOs in the Summary Compensation Table and (c) our net income (loss).

Compensation Actually Paid vs. Company Selected Measure
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the Non-PEO NEOs included in the Summary Compensation Table and (c) our company-selected measure of total revenue.

Total Shareholder Return Vs Peer Group
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the Non-PEO NEOs included in the Summary Compensation Table and (c) our total shareholder return and the peer group total shareholder return.

Tabular List, Table
The following performance measures are the Company’s most important performance measures used by us to link compensation actually paid to our NEOs for the year-end December 31, 2025. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 48.

Performance Measures
Financial Performance Measure:
Revenue
Adjusted EBITDA*
Non-financial Performance Measures:
Reimbursement Rates for our Tests
Pipeline Milestones
	*As an example for how we have calculated adjusted EBITDA in the past, refer to our reconciliation of adjusted EBITDA for the three and twelve months ended December 31, 2025 to the most directly comparable GAAP financial measure presented within the tables at the end of our earnings release furnished as Exhibit 99.1 to our Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on February 26, 2026.
Total Shareholder Return Amount	$ 57.93	39.69	32.14	35.06	63.84
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ (24,158,000)	$ 18,245,000	$ (57,466,000)	$ (67,138,000)	$ (31,292,000)
Company Selected Measure Amount	344,229,000	332,069,000	219,788,000	137,039,000	94,085,000
PEO Name	Mr. Maetzold
Additional 402(v) Disclosure	The dollar amounts presented are from our consolidated financial statements appearing in our Annual Report on Form 10-K for each of the reported fiscal years.This is our Company-Selected Measure provided in accordance with Item 402(v)(2)(vi) of Regulation S-K. The dollar amounts presented are from our consolidated financial statements appearing in our Annual Report on Form 10-K for each of the reported fiscal years.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Measure:: 3
Pay vs Performance Disclosure
Name	Reimbursement Rates for our Tests
Measure:: 4
Pay vs Performance Disclosure
Name	Pipeline Milestones
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,709,554
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,315,765
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,938
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,977,208)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,481,198
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	786,038
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,659
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,417,918)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0